Supplement to the
Fidelity® Value Fund
Class K
December 30, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

VAL-K-22-01 1.900392.109	July 29, 2022

Supplement to the
Fidelity® Value Fund
December 30, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

VAL-22-01 1.731271.121	July 29, 2022